Intangible Assets (Details) - Schedule of Intangible Assets ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
At cost:
Total cost	¥ 431,904	$ 60,833	¥ 432,081
Less: accumulated amortization	(19,750)	(2,782)	(13,026)
Intangible assets, net	412,154	58,051	419,055
Trademark [Member]
At cost:
Total cost	49,875	7,026	50,102
Patent [Member]
At cost:
Total cost	122	17	122
Copyright [Member]
At cost:
Total cost	214	30	172
Software [Member]
At cost:
Total cost	9,993	1,407	9,985
License acquired [Member]
At cost:
Total cost	¥ 371,700	$ 52,353	¥ 371,700